Derivative Hedging Instruments - Summary of Interest Rate Swap Transactions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net Exposure, Notional Amount	$ 0	$ 0
Derivative Financial Instruments, Assets [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net Exposure, Notional Amount	$ 35,534,000	$ 29,060,000
Weighted Average Rate Received(Paid)	5.31%	5.47%
Net Exposure, Impact of a 1 basis point change in interest rates	$ 20,000	$ 19,000
Repricing Frequency	Monthly
Derivative Financial Instruments, Liabilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net Exposure, Notional Amount	$ (35,534,000)	$ (29,060,000)
Weighted Average Rate Received(Paid)	5.31%	5.47%
Net Exposure, Impact of a 1 basis point change in interest rates	$ (20,000)	$ (19,000)
Repricing Frequency	Monthly